Share-based payments - Summary of Changes on Fair Value Per Warrant Granted (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Percentage of impact of increasing share price	10.00%
Percentage of impact of decreasing share price	10.00%
Percentage of impact of increasing expected volatility	2.00%
Percentage of impact of decreasing expected volatility	2.00%
Impact of increasing expected term	6 months
Impact of decreasing expected term	6 months